Share-based Compensation - Share-based Awards of the Company's Subsidiaries, VIEs and Subsidiaries of the VIEs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation recognized in costs and expenses	¥ 3,713	¥ 7,881	¥ 9,582
Restricted stock units | Fread Limited
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for future grant				2,000,000
Number of share options granted	920,000
Share-based compensation recognized in costs and expenses	¥ 0	¥ 100	¥ 1,100